Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 33,091	$ 34,982
Short-term marketable securities	68,760	14,200
Prepaid expenses and other current assets	3,338	1,042
Total current assets	105,189	50,224
Operating lease right-of-use assets	4,582	5,556
Property and equipment, net	4,794	5,836
Long-term marketable securities	21,655	0
Restricted cash	405	405
Other assets	549	39
Total assets	137,174	62,060
Current liabilities:
Accounts payable	2,718	1,776
Lease liabilities, current portion	2,193	2,108
Accrued and other liabilities	8,662	3,394
Total current liabilities	13,573	7,278
Lease liabilities, noncurrent portion	5,600	7,489
Warrant liabilities	8,301	0
Total liabilities	27,474	14,767
Commitments and contingencies (Note 6 and Note 12)
Stockholders' equity:
Preferred stock, $0.0001 par value, 10,000,000 shares authorized; no shares issued and outstanding as of December 31, 2021 and 2020	0	0
Common stock, $0.0001 par value, 500,000,000 shares authorized as of December 31, 2021 and 2020; 35,034,431 and 18,256,628 shares issued and outstanding as of December 31, 2021 and 2020, respectively	4	2
Additional paid-in-capital	252,464	135,292
Accumulated other comprehensive loss	(119)	0
Accumulated deficit	(142,649)	(88,001)
Total stockholders' equity	109,700	47,293
Total liabilities and stockholders' equity	$ 137,174	$ 62,060